Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 7 — Debt

Long-term debt consists of the following obligations as of:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Senior credit facility – revolver	$11,758	$7,000
Senior credit facility – term loan payable in quarterly installments of principal, plus interest through 2021	23,250	1,500
Subordinated debt	13,084	22,209
State of Ohio loan-payable in monthly installments of principal, plus interest at 3% through 2017	52	110
Capital leases – collateralized by vehicles, payable in monthly installments of principal, plus interest ranging from 4.9% to 5.3% through 2020	3,312	2,836
Total debt	51,456	33,655
Less – Current portion	(4,378)	(2,698)
Less – Debt issuance costs	(678)	—
Long-term debt	$46,400	$30,957

The scheduled contractual repayment on long-term debt and capital leases is as follows for the years ending December 31:

Successor
(in thousands)	September 30, 2016
2016	$1,142
2017	4,269
2018	4,174
2019	4,235
2020	3,794
2021 and thereafter	33,842
Total	$51,456

Successor

New Senior Credit Facility

In conjunction with the completion of the Business Combination, all amounts outstanding under the Company’s existing senior credit facility were paid in full and the Company entered into a new senior credit facility with multiple lenders (the “Credit Agreement”). The new senior credit facility consists of a $24.0 million term loan and a $25.0 million revolving line of credit, both with a maturity date of July 20, 2021. It is collateralized by substantially all of the Company’s assets. Principal payments on the term loan of $750,000 are due quarterly commencing with the calendar quarter ended September 30, 2016, and ending with the calendar quarter ending June 30, 2018. Principal payments of $900,000 are due at the end of subsequent quarters through maturity of the loan, with any remaining amounts due at maturity. Outstanding borrowings on both the term loan and the revolving line of credit bear interest at either the Base Rate (as defined in the Credit Agreement) or LIBOR (as defined in the Credit Agreement), plus the applicable additional margin, payable monthly.
The Credit Agreement includes restrictions on, among other things and subject to certain exceptions, the Company and its subsidiaries’ to incur additional indebtedness, pay dividends or make other distributions, redeem or purchase capital stock, make investments and loans and enter into certain transactions, including selling assets, engaging in mergers or acquisitions and entering into transactions with affiliates.
The Credit Agreement requires that the Company comply with certain financial performance covenants including with respect to total leverage, senior leverage, fixed charges and tangible net worth. As of September 30, 2016, the Company was in compliance with all covenants under the Credit Agreement.
Mandatory prepayments are required upon the occurrence of certain events, including, among other things and subject to certain exceptions, equity issuances, a change of control of the Company, certain debt issuances, assets sales and excess cash flow. Commencing with the fiscal year ending December 31, 2017, the Company will be required to remit an amount equal to 50% of the excess cash flow (as defined in the Credit Agreement) of the Company, which percentage will be reduced based on the Senior Leverage Ratio (as defined therein). The Company may voluntarily prepay the loans at any time subject to the limitations set forth in the new senior credit facility.
The equity interests of the Company’s subsidiaries have been pledged as security for the obligations under the Credit Agreement. The Credit Agreement includes customary events of default, including, among other items, payment defaults, cross-defaults to other indebtedness, a change of control default and events of default with respect to certain material agreements. Additionally, with respect to the Company, an event of default occurs if the Company’s securities cease to be registered with the SEC pursuant to Section 12(b) of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”). In case of an event of default, the administrative agent would be entitled to, among other things, accelerate payment of amounts due under the new senior credit facility, foreclose on the equity of the Company’s subsidiaries, and exercise all rights of a secured creditor on behalf of the lenders.
The additional margin applied to both the revolver and term loan is determined based on levels achieved under the Company’s Senior Leverage Ratio covenant.
 The following is a summary of the additional margin:

Level	Additional Margin for Base Rate loans	Additional Margin for Libor Rate loans	Commitment Fee
I	3.00%	4.00%	.50%
II	2.75%	3.75%	.50%
III	2.50%	3.50%	.50%
IV	2.25%	3.25%	.50%
The Company had $9.9 million of availability under this revolving credit facility at September 30, 2016. The Company had an irrevocable letter of credit with its lender to secure obligations under its self-insurance program. At September 30, 2016, the outstanding letters of credit related to this program were $3.4 million.

New Subordinated Debt

In conjunction with the completion of the Business Combination, the Company’s existing subordinated debt was paid in full and the Company entered into a new subordinated debt agreement. The new subordinated debt agreement consists of a $13.0 million loan with a maturity date of July 20, 2022 (the “Subordinated Loan”). Principal payments are not required prior to maturity. Outstanding borrowings bear interest at 16.0%, with 13.0% payable quarterly in cash, and the Company having the option either to pay the remaining 3.0% in cash or have it deferred and capitalized into the loan balance. For the Successor period from July 20, 2016 through September 30, 2016, $84 thousand of deferred interest was expensed and added to the Subordinated Loan balance.
Upon a Conversion Event (defined as a prepayment of more than 75% of the original principal of the loans, an acceleration, a Change of Control (as defined therein) or maturity), the Subordinated Loan holders may elect to receive, in satisfaction of all or a portion of the outstanding principal of the Subordinated Loan (which constitutes the deferred interest portion of the loan), the number of shares of Limbach common stock equal to the deferred interest portion of the loan divided by $10.00 per share (the “Conversion Shares”). The Subordinated Loan holders may further elect to be paid entirely in Limbach stock or to receive a cash payment equal to the deferred interest portion of the loan being converted, plus shares of Limbach stock determined by a formula equal to the Conversion Shares, minus the Liquidation Shares (defined as the portion of the deferred interest portion of the loan being converted, divided by the five-day weighted trading average of a share of Limbach Stock for the five Business Days preceding the trigger date). Upon a Conversion Event, the subordinated debt holders will have registration rights with respect to such shares, including one demand registration right and usual and customary “piggy-back” registration rights, pursuant to a registration rights agreement.
Mandatory prepayments are required upon the occurrence of certain events, including, among other things and subject to certain exceptions, equity issuances, a change of control of the Company or its subsidiaries, certain debt issuances and asset sales. The Company may voluntarily prepay the loan at any time subject to a prepayment fee. If prepayment occurs prior to July 20, 2017, the prepayment fee will be 3.0% of the principal amount of the loan being prepaid plus all interest that would be due on the loan if the same had remained outstanding until July 20, 2017. After July 20, 2017 and prior to July 20, 2018, the prepayment fee is 3.0% of the principal amount of the loan being paid. After July 20, 2018, there is no prepayment fee.

Predecessor

Senior Credit Facility

The Predecessor had a senior credit facility with a single lender. The revolving credit facility permitted borrowings up to $30.0 million. Outstanding borrowings bore interest at Libor plus 2.75% at December 31, 2015 (2.99% assuming 30-day Libor). Subsequent to year end, in January 2016, the credit facility was increased to $35.0 million and the maturity date was extended to May 2018. It was collateralized by substantially all of the Company’s assets except for real property. The credit facility contained certain restrictive covenants, which, among other things, required the Company to maintain certain financial ratios. The credit facility also contained cross-default provisions related to the subordinated debt facility and the underwriting agreement with the Company’s surety. Outstanding borrowings bore interest at Libor plus 3.25% at December 31, 2015 (3.49% assuming 30-day Libor), payable monthly. In January 2016, the term loan was converted into a “draw term” loan facility and the amount of the facility was increased to $7.5 million, of which $5.5 million was available to be drawn in increments not to exceed $2.0 million.
The Company had $18.0 million of availability under this revolving credit facility at December 31, 2015. A commitment fee was payable on the average daily unused amount of the senior credit facility. The fee was 0.4% of the unused amount. The Company had an irrevocable letter of credit with its lender to secure obligations under its self-insurance program. At December 31, 2015, the outstanding letters of credit related to this program were $3.4 million.

Subordinated Debt

The subordinated debt was unsecured and bore paid-in-kind interest at 13.0%. The subordinated debt contained similar covenants to the senior credit facility. This debt was held entirely by the majority owner of the Company. The Company was permitted to pay monthly on the subordinated interest as long as the Company exceeded certain tangible net worth and working capital baselines. The Company exceeded those thresholds but management elected to suspend any interest payments in the interim. In January 2016, the maturity date of the principal and the paid in kind interest was extended to December 2018.

7. Debt

Long-term debt consists of the following obligations at December 31:

	2015	2014
Senior credit facility – revolver	$7,000	$4,500
Senior credit facility – term loan – payable in quarterly installments of principal plus interest, through 2016	1,500	3,500
Subordinated debt	22,209	19,507
State of Ohio loan – payable in monthly installments of principal plus interest, 3% rate, through 2017	110	184
Capital leases – collateralized by vehicles, payable in monthly installments of principal plus interest ranging from 4.9% to 5.3% through 2020	2,836	2,379
	33,655	30,070
Less current portion	(2,698)	(3,021)
Long-term debt	$30,957	$27,049

Senior Credit Facility

The Company has a senior credit facility with a single lender. The revolving credit facility permits borrowings up to $30,000. Outstanding borrowings bear interest at Libor plus 2.75% at December 31, 2015 (2.99% assuming 30-day Libor) and Libor plus 3.75% at December 31, 2014 (3.91% assuming 30-day Libor), payable monthly. Subsequent to year end, in January 2016, the credit facility was increased to $35,000 and the maturity date was extended to May 2018. It is collateralized by substantially all of the Company’s assets except for real property. The credit facility contains certain restrictive covenants, which, among other things, require the Company to maintain certain financial ratios. The credit facility also contains cross-default provisions related to the subordinated debt facility (see below) and the underwriting agreement with the Company’s surety. During 2011, the company retired a portion of its subordinated debt using existing cash and a $10,000 term loan. Outstanding borrowings bear interest at Libor plus 3.25% at December 31, 2015 (3.49% assuming 30-day Libor) and Libor plus 4.25% at December 31, 2014 (4.41% assuming 30-day Libor), payable monthly. Subsequent to year end, in January 2016, the term loan was converted into a draw term loan facility and the amount of the facility was increased to $7,500, of which $5,500 is available to be drawn in increments not to exceed $2,000.
The Company had $17,977 of availability under this revolving credit facility at December 31, 2015. A commitment fee is payable on the average daily unused amount of the senior credit facility. The fee is 0.4% of the unused amount. The Company has an irrevocable letter of credit with its lender to secure obligations under its self-insurance program. At December 31, 2015 and 2014, the outstanding letters of credit related to this program was $3,390, and $2,890, respectively.

Subordinated Debt

The subordinated debt is unsecured and bears paid in kind interest at 13%. The subordinated debt contains similar covenants to the senior credit facility. This debt is held entirely by the majority owner of the Company. The Company is permitted to pay monthly on the subordinated interest as long as the Company exceeds certain tangible net worth and working capital baselines. The Company currently exceeds those thresholds but Management elected to suspend any interest payments in the interim. Subsequent to year end, in January 2016, the maturity date of the principal and the paid in kind interest was extended to December 2018. A former subordinated debt holder and equity owner had 1,111,111 warrants to purchase an equivalent number of units at $3 per unit. The warrants were not puttable. The warrant agreement required settlement in shares of the Company. There was no mandatory or contingent redemption obligation. The warrants were indexed to the Company’s stock. Those warrants expired in November 2014.
Approximate maturities on long-term debt and capital leases are as follows:

Amount
Year ending December 31:
2016	$2,698
2017	926
2018	29,737
2019	290
2020	4
$33,655